INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of loss from operations before income taxes

	December 31,
	2023	2022
United States	(2,299)	584
Foreign	(6,200)	(12,055)
Loss before income taxes	$(8,499)	$(11,471)

Schedule of reconciliation of the statutory income tax rate to company's effective tax rate

	For the Years Ended December 31,
	2023	2022
Taxes at domestic rate	21.0%	21.0%
State and local income taxes	(1.4)%	—%
Non-US statutory rates	1.8%	2.9%
Permanent items	(1.6)%	—%
Nondeductible Research Expense	(7.4)%	(6.3)%
Change in valuation allowance	(16.9)%	(17.9)%
Warrant revaluation	1.1%	—%
Prior year true-up	3.4%	0.1%
Effective tax rate	—%	(0.2)%

Schedule of components of income tax provision/(benefit)

	December 31,
	2023	2022
Current
Federal	$—	$—
State	—	2
Foreign	—	22
Total Current	$—	$24

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total Deferred	—	—
Total	$—	$24

Schedule of deferred tax assets and liabilities

	December 31,
	2023	2022
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$10,874	$9,151
Stock Compensation	207	187
Property plant and equipment	(114)	(150)
Other	45	(119)
	11,012	9,069
Valuation allowance	(11,012)	(9,069)
Deferred tax assets, net of allowance	$—	$—